UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of May 31, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.9%

	Apartments — 16.1%
550	American Campus Communities, Inc.	21,367
455	Apartment Investment & Management Co., Class A	14,333
370	AvalonBay Communities, Inc.	52,492
409	Equity Residential	25,253
195	Essex Property Trust, Inc.	35,287
410	Mid-America Apartment Communities, Inc.	29,645

		178,377

	Diversified — 11.1%
1,018	Cousins Properties, Inc.	12,214
194	Digital Realty Trust, Inc.	11,177
1,527	Duke Realty Corp.	27,029
752	Liberty Property Trust	29,111
408	Vornado Realty Trust	43,699

		123,230

	Health Care — 12.4%
398	Aviv REIT, Inc. (m)	11,047
688	HCP, Inc.	28,742
744	Health Care REIT, Inc.	47,022
567	Healthcare Realty Trust, Inc.	14,123
541	Ventas, Inc.	36,159

		137,093

	Hotels — 9.6%
1,772	DiamondRock Hospitality Co.	22,011
2,087	Host Hotels & Resorts, Inc.	46,069
403	LaSalle Hotel Properties	13,299
354	Pebblebrook Hotel Trust	12,587
839	Sunstone Hotel Investors, Inc.	12,328

		106,294

	Industrial — 4.4%
1,178	Prologis, Inc.	48,881

	Multifamily — 0.9%
370	UDR, Inc.	10,183

	Office — 12.7%
503	Boston Properties, Inc.	60,683
664	Corporate Office Properties Trust	18,291
652	Highwoods Properties, Inc.	26,478
275	Kilroy Realty Corp.	16,647
288	Parkway Properties, Inc.	5,750
115	SL Green Realty Corp.	12,576

		140,425

	Regional Malls — 16.0%
1,830	General Growth Properties, Inc.	43,600
824	Glimcher Realty Trust	9,084
491	Pennsylvania Real Estate Investment Trust	8,818
637	Simon Property Group, Inc.	106,025
122	Taubman Centers, Inc.	9,105

		176,632

	Shopping Centers — 6.5%
1,924	DDR Corp.	33,308
790	Equity One, Inc.	18,130
336	Kimco Realty Corp.	7,703
318	Washington Prime Group, Inc. (a)	6,334
200	Weingarten Realty Investors	6,345

		71,820

	Single Tenant — 3.0%
423	National Retail Properties, Inc.	14,804
117	Realty Income Corp.	5,078
1,155	Spirit Realty Capital, Inc.	13,038

		32,920

	Storage — 6.2%
656	Extra Space Storage, Inc.	34,334
200	Public Storage	34,511

		68,845

	Total Common Stocks (Cost $887,947)	1,094,700

Short-Term Investment — 1.2%

	Investment Company — 1.2%
13,121	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $13,121)	13,121

	Total Investments — 100.1% (Cost $901,068)	1,107,821
	Liabilities in Excess of Other Assets — (0.1)%	(1,166)

	NET ASSETS — 100.0%	$1,106,655

Percentages indicated are based on net assets.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and/or forward foreign currency exchange contracts.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$206,797
Aggregate gross unrealized depreciation	(44)

Net unrealized appreciation/depreciation	$206,753

Federal income tax cost of investments	$901,068

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,107,821	$–	$–	$1,107,821

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 93.7%

Consumer Discretionary — 7.2%

	Hotels, Restaurants & Leisure — 2.2%
233	Brinker International, Inc.	11,554
141	Wyndham Worldwide Corp.	10,387

		21,941

	Household Durables — 1.2%
138	Tupperware Brands Corp.	11,578

	Media — 0.7%
121	John Wiley & Sons, Inc., Class A	6,612

	Specialty Retail — 2.5%
853	American Eagle Outfitters, Inc.	9,154
123	Guess?, Inc.	3,144
506	Sally Beauty Holdings, Inc. (a)	12,959

		25,257

	Textiles, Apparel & Luxury Goods — 0.6%
75	Columbia Sportswear Co.	6,237

	Total Consumer Discretionary	71,625

Consumer Staples — 0.4%

	Food Products — 0.4%
368	Chiquita Brands International, Inc. (a)	3,776

Energy — 4.2%

	Energy Equipment & Services — 1.3%
272	Pioneer Energy Services Corp. (a)	4,319
748	TETRA Technologies, Inc. (a)	8,629

		12,948

	Oil, Gas & Consumable Fuels — 2.9%
204	PBF Energy, Inc., Class A	6,500
482	Swift Energy Co. (a)	5,229
305	Tesoro Corp.	17,163

		28,892

	Total Energy	41,840

Financials — 39.1%

	Banks — 11.1%
434	Bancorp, Inc. (The) (a)	6,812
1,250	BBCN Bancorp, Inc.	19,056
1,290	First Horizon National Corp.	14,779
3,423	First Niagara Financial Group, Inc.	29,468
2,279	Investors Bancorp, Inc.	24,616
581	PrivateBancorp, Inc.	15,516

		110,247

	Capital Markets — 5.0%
1,670	Apollo Investment Corp.	13,999
1,392	Fifth Street Finance Corp.	12,934
537	Investment Technology Group, Inc. (a)	10,274
1,103	Janus Capital Group, Inc.	12,882

		50,089

	Insurance — 10.8%
921	CNO Financial Group, Inc.	14,859
664	Genworth Financial, Inc., Class A (a)	11,283
720	HCC Insurance Holdings, Inc.	33,840
199	StanCorp Financial Group, Inc.	11,982
1,038	Symetra Financial Corp.	21,632
24	White Mountains Insurance Group Ltd.	14,172

		107,768

	Real Estate Investment Trusts (REITs) — 12.2%
345	AG Mortgage Investment Trust, Inc.	6,555
592	Apollo Commercial Real Estate Finance, Inc.	9,911
361	Chatham Lodging Trust	8,127
991	Colony Financial, Inc.	21,970
545	CYS Investments, Inc.	5,033
946	Franklin Street Properties Corp.	11,841
270	Hatteras Financial Corp.	5,486
877	Inland Real Estate Corp.	9,313
266	Pebblebrook Hotel Trust	9,448
247	Ryman Hospitality Properties, Inc.	11,394
405	Starwood Property Trust, Inc.	9,878
106	Starwood Waypoint Residential Trust (a)	2,885
606	Sunstone Hotel Investors, Inc.	8,899

		120,740

	Total Financials	388,844

Health Care — 4.6%

	Health Care Equipment & Supplies — 2.0%
245	Haemonetics Corp. (a)	8,361
476	Masimo Corp. (a)	11,738

		20,099

	Health Care Providers & Services — 1.6%
248	Health Net, Inc. (a)	9,931
228	PharMerica Corp. (a)	6,192

		16,123

	Health Care Technology — 1.0%
145	Computer Programs & Systems, Inc.	9,238

	Total Health Care	45,460

Industrials — 9.8%

	Aerospace & Defense — 2.3%
233	B/E Aerospace, Inc. (a)	22,504

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued

	Commercial Services & Supplies — 2.6%
154	Brink’s Co. (The)	4,114
70	Clean Harbors, Inc. (a)	4,302
487	Copart, Inc. (a)	17,312

		25,728

	Construction & Engineering — 0.5%
180	Dycom Industries, Inc. (a)	5,365

	Machinery — 2.2%
367	Actuant Corp., Class A	13,022
228	Terex Corp.	8,772

		21,794

	Marine — 0.8%
344	Matson, Inc.	8,455

	Trading Companies & Distributors — 1.4%
479	MRC Global, Inc. (a)	13,802

	Total Industrials	97,648

Information Technology — 17.5%

	Communications Equipment — 1.0%
1,350	Harmonic, Inc. (a)	9,775

	Electronic Equipment, Instruments & Components — 1.7%
251	MTS Systems Corp.	16,619

	IT Services — 10.0%
514	Broadridge Financial Solutions, Inc.	21,097
263	Cardtronics, Inc. (a)	7,616
1,345	Convergys Corp.	29,356
706	Global Cash Access Holdings, Inc. (a)	6,280
360	Global Payments, Inc.	24,647
484	Sykes Enterprises, Inc. (a)	9,761

		98,757

	Semiconductors & Semiconductor Equipment — 3.3%
259	Hittite Microwave Corp.	15,228
227	International Rectifier Corp. (a)	6,096
824	Intersil Corp., Class A	11,587

		32,911

	Software — 1.5%
282	ACI Worldwide, Inc. (a)	15,315

	Total Information Technology	173,377

Materials — 6.9%

	Chemicals — 3.0%
285	Celanese Corp., Series A	17,851
324	Koppers Holdings, Inc.	11,771

		29,622

	Metals & Mining — 2.1%
865	Commercial Metals Co.	15,350
201	RTI International Metals, Inc. (a)	5,385

		20,735

	Paper & Forest Products — 1.8%
704	PH Glatfelter Co.	18,532

	Total Materials	68,889

Utilities — 4.0%

	Electric Utilities — 1.5%
397	El Paso Electric Co.	15,111

	Gas Utilities — 2.5%
677	Piedmont Natural Gas Co., Inc.	24,219

	Total Utilities	39,330

	Total Common Stocks (Cost $828,625)	930,789

Short-Term Investment — 6.4%

	Investment Company — 6.4%
63,310	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $63,310)	63,310

	Total Investments — 100.1% (Cost $891,935)	994,099

	Liabilities in Excess of Other Assets — (0.1)%	(1,093)

	NET ASSETS — 100.0%	$993,006

Percentages indicated are based on net assets.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2014.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111,267
Aggregate gross unrealized depreciation	(9,103)

Net unrealized appreciation/depreciation	$102,164

Federal income tax cost of investments	$891,935

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$994,099	$–	$–	$994,099

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
July 28, 2014

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 28, 2014